Offerings - Offering: 1	Dec. 31, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 30,976,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,277.79
Offering Note

(1)	Calculated as the tender offer purchase price of $14.08 per share multiplied by the 2,200,000 maximum number of shares subject to the tender offer.

(2)
Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.